Fair Value Measurements (Reconciliation and Income Statement Classification of Gains and Losses) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	$ 1,398,396	$ 930,760	$ 727,240
Gains or losses, including realized and unrealized:
Purchases, issuances, and settlements	134,324	312,751	444,646
Disposals - amortization based on loan payments and payoffs	(167,739)	(160,873)	(257,057)
Change in fair value	(147,050)	315,758	15,931
Balance	1,217,931	1,398,396	930,760
Fair Value, Inputs, Level 3 [Member]
Gains or losses, including realized and unrealized:
Balance	1,217,931	1,398,396
Fair Value, Inputs, Level 3 [Member] | Debt Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	2,673,424
Gains or losses, including realized and unrealized:
Principay payments received	(139,400)
Change in fair value	1,793
Balance	$ 2,535,817